Litigation And Contingencies (Narrative) (Details) - USD ($) $ in Millions	Sep. 27, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Accrual for legal matters	$ 81	$ 83	$ 43
Guarantees		$ 76